Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payment arrangement expense

In € thousand	2021	2020
General population and executives – standard ESOP	29,286	50,316
General population - RSU	77	—
Executives – ESOP modified	2,135	—
Executives – RSU	1,178	—
Executives - Performance-based stock options	2,296	—
Executives - Time-based stock options	3,505	—
Executives – Success fees (cash-settled)	2,590	—
Executives – Success fee (equity-settled)	1,844	592
Executives - Presence bonus	0	—
Joint stock ownership Plan (JSOP) incl. bonus	5,438	—
Total expense	48,349	50,908

General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2021	2020
Expense arising from equity-settled share-based payments	29,286	—
Expense arising from cash-settled share-based payments	—	50,316

Schedule of movements

Equity-settled options:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	13,962,159	0.00	—	—
Granted during the year	4,019,799	0.00	—	—
Forfeited during the year	(757,105)	0.00	—	—
Transferred from cash-settled	2,348,454	0.00	13,962,159	0.00
Outstanding at December 31	19,573,307	0.00	13,962,159	0.00

Cash-settled options:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	2,348,454	0.00	14,593,556	0.00
Granted during the year	—	—	2,799,860	0.00
Forfeited during the year	—	—	(1,082,803)	0.00
Transferred to equity-settled	(2,348,454)	0.00	(13,962,159)	0.00
Outstanding at December 31	—	—	2,348,454	0.00

Schedule of inputs used for measurement of fair values

The following table lists the inputs to the models used for the ESOP for the year ended December 31, 2020:

12/31/2020
Discount for lack of marketability	5%
Expected volatility (%)	154%
Probability of direct IPO	0%
Probability of indirect IPO	60%
Probability of other scenarios	40%

Schedule of fair values

		Price of one share in
in €	Valuation methodology	Lilium N.V.
December 31, 2020	Hybrid model	6.05
March 31, 2021	Hybrid model	7.13
June 30, 2021	Hybrid model	7.05
July 31, 2021	Hybrid model	7.36
August 31, 2021	Hybrid model	7.71
September 15, 2021	Actual share price	7.89
December 31, 2021	Actual share price	6.12

General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

	01/01 /-	01/01 /-
In € thousand	12/31/2021	12/31/2020
Expense arising from equity settled RSU	77	—

Schedule of movements

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, RSU during the years ended December 31, 2021 and 2020:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Assigned during the year	162,800	€0.12	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	162,800	€0.12	—	—

Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	2021	2020
Expense arising from equity-settled share-based payments	2,135	—

Schedule of movements

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	1,888,477	7.90	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	1,888,477	7.90	—	—

Schedule of inputs used for measurement of fair values

12/31/2021
Risk free rate range	(0.75) % – (0.71) %
Expected dividend yield	—
Expected exercise term	2 - 4 years
Expected volatility	118.9%

Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense arising from equity settled RSUs	1,178	—

Schedule of movements

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2021 and 2020:

	2021		2020
	Number		Number
	of	2021	of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	1,050,913	€0.12	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	1,050,913	€0.12	—	—

Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense arising from performance-based stock options	2,296	—

Schedule of movements

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2021 and 2020:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	7,036,501	€8.15	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	7,036,501	€8.15	—	—

Schedule of inputs used for measurement of fair values

The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for performance-based stock options for the year ended December 31, 2021:

12/31/2021
Risk free rate range	(0.69) % – (0.66) %
Expected dividend yield	—
Expected exercise term	4 years
Expected volatility	121.8%

Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense arising from time-based stock options	3,505	—

Schedule of movements

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2021 and 2020:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	2,951,000	€7.25	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	2,951,000	€7.25	—	—

Schedule of inputs used for measurement of fair values

12/31/2021
Risk free rate	(0.69)%
Expected dividend yield	—
Expected exercise term	4 years
Expected volatility	121.9%

Executives - Success fees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense for success fees cash-settled	2,590	—
Expense for success fee equity-settled	1,844	592
Total expense	4,434	592

Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense for JSOP	3,762	—
Expense for bonus	1,676	—
Total expense	5,438	—

Schedule of inputs used for measurement of fair values

The following table lists the inputs to the models used for the year ended December 31, 2021:

12/31/2021
Risk-free rate	(0.62)%
Expected dividend yield	0
Expected term	3.7 years
Expected volatility (%)	126.0%